Loans - Troubled Debt Restructurings On Financing Receivables (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Financing Receivable, Modifications [Line Items]
Financing receivable modified weighted average term increase from modification	20 months 6 days	11 months
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	1.00%	0.50%